UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Steven I. Koszalka

American Funds College Target Date Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

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American Funds College Target Date Series®

American Funds College 2036 FundSM

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth funds 18%	Shares	Value (000)
The Growth Fund of America, Class R-6	318,967	$14,918
EuroPacific Growth Fund, Class R-6	238,103	11,588
		26,506
Growth-and-income funds 64%
Capital World Growth and Income Fund, Class R-6	577,485	26,507
Fundamental Investors, Class R-6	469,559	26,507
The Investment Company of America, Class R-6	620,296	22,324
International Growth and Income Fund, Class R-6	608,137	19,065
		94,403
Equity-income and Balanced funds 4%
American Funds Global Balanced Fund, Class R-6	208,134	6,519
Fixed income funds 14%
U.S. Government Securities Fund, Class R-6	1,028,757	13,960
Capital World Bond Fund, Class R-6	379,474	7,442
		21,402
Total investment securities 100% (cost: $155,569,000)		148,830
Other assets less liabilities 0%		(31)
Net assets 100%		$148,799

American Funds College Target Date Series — American Funds College 2036 Fund — Page 1 of 8

American Funds College 2033 Fund®

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth funds 13%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,914,455	$89,539
EuroPacific Growth Fund, Class R-6	608,376	29,610
		119,149
Growth-and-income funds 51%
The Investment Company of America, Class R-6	3,639,481	130,985
Capital World Growth and Income Fund, Class R-6	2,538,627	116,523
Fundamental Investors, Class R-6	1,733,136	97,836
International Growth and Income Fund, Class R-6	2,783,582	87,265
Washington Mutual Investors Fund, Class R-6	687,265	29,930
		462,539
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	2,888,566	90,470
Fixed income funds 26%
U.S. Government Securities Fund, Class R-6	10,036,201	136,191
The Bond Fund of America, Class R-6	4,663,479	59,179
Capital World Bond Fund, Class R-6	2,291,886	44,944
		240,314
Total investment securities 100% (cost: $920,507,000)		912,472
Other assets less liabilities 0%		(264)
Net assets 100%		$912,208

American Funds College Target Date Series — American Funds College 2033 Fund — Page 2 of 8

American Funds College 2030 Fund®

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth funds 6%	Shares	Value (000)
The Growth Fund of America, Class R-6	2,212,670	$103,487
Growth-and-income funds 43%
Washington Mutual Investors Fund, Class R-6	4,173,151	181,741
International Growth and Income Fund, Class R-6	4,974,531	155,951
The Investment Company of America, Class R-6	4,304,366	154,914
Capital World Growth and Income Fund, Class R-6	2,300,117	105,575
American Mutual Fund, Class R-6	2,019,754	79,417
		677,598
Equity-income and Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	5,951,367	186,397
Fixed income funds 39%
The Bond Fund of America, Class R-6	22,820,481	289,592
U.S. Government Securities Fund, Class R-6	15,658,990	212,493
Capital World Bond Fund, Class R-6	2,907,249	57,011
American Funds Mortgage Fund, Class R-6	5,335,035	53,030
		612,126
Total investment securities 100% (cost: $1,585,899,000)		1,579,608
Other assets less liabilities 0%		(616)
Net assets 100%		$1,578,992

American Funds College Target Date Series — American Funds College 2030 Fund — Page 3 of 8

American Funds College 2027 Fund®

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth-and-income funds 33%	Shares	Value (000)
American Mutual Fund, Class R-6	5,782,609	$227,372
Washington Mutual Investors Fund, Class R-6	3,186,430	138,769
International Growth and Income Fund, Class R-6	2,946,265	92,366
		458,507
Equity-income and Balanced funds 16%
American Funds Global Balanced Fund, Class R-6	4,556,499	142,709
The Income Fund of America, Class R-6	4,074,007	87,632
		230,341
Fixed income funds 51%
The Bond Fund of America, Class R-6	26,677,839	338,542
American Funds Mortgage Fund, Class R-6	19,069,076	189,547
U.S. Government Securities Fund, Class R-6	7,376,292	100,096
Intermediate Bond Fund of America, Class R-6	6,035,166	80,147
		708,332
Total investment securities 100% (cost: $1,399,717,000)		1,397,180
Other assets less liabilities 0%		(425)
Net assets 100%		$1,396,755

American Funds College Target Date Series — American Funds College 2027 Fund — Page 4 of 8

American Funds College 2024 Fund®

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth-and-income funds 17%	Shares	Value (000)
American Mutual Fund, Class R-6	7,190,304	$282,723
Equity-income and Balanced funds 16%
The Income Fund of America, Class R-6	13,068,490	281,103
Fixed income funds 67%
Intermediate Bond Fund of America, Class R-6	29,555,829	392,502
The Bond Fund of America, Class R-6	30,826,182	391,184
American Funds Mortgage Fund, Class R-61	36,796,469	365,757
		1,149,443
Total investment securities 100% (cost: $1,718,427,000)		1,713,269
Other assets less liabilities 0%		(628)
Net assets 100%		$1,712,641

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 1/31/2019 (000)
Fixed income funds 21%
American Funds Mortgage Fund, Class R-6	35,267,193	1,529,276	—	36,796,469	$—	$8,356	$2,204	$365,757

American Funds College Target Date Series — American Funds College 2024 Fund — Page 5 of 8

American Funds College 2021 Fund®

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	3,029,238	$119,110
Equity-income and Balanced funds 7%
The Income Fund of America, Class R-6	5,501,325	118,334
Fixed income funds 86%
Intermediate Bond Fund of America, Class R-6	44,696,224	593,566
American Funds Mortgage Fund, Class R-61	45,383,451	451,111
The Bond Fund of America, Class R-6	19,823,331	251,558
Short-Term Bond Fund of America, Class R-6	22,463,730	221,717
		1,517,952
Total investment securities 100% (cost: $1,783,835,000)		1,755,396
Other assets less liabilities 0%		(790)
Net assets 100%		$1,754,606

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 1/31/2019 (000)
Fixed income funds 26%
American Funds Mortgage Fund, Class R-6	44,831,036	552,415	—	45,383,451	$—	$10,345	$2,743	$451,111

American Funds College Target Date Series — American Funds College 2021 Fund — Page 6 of 8

American Funds College Enrollment Fund®

Investment portfolio

January 31, 2019

unaudited

Fund investments Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	30,916,730	$410,574
Short-Term Bond Fund of America, Class R-61	41,557,150	410,169
American Funds Mortgage Fund, Class R-61	35,403,240	351,908
		1,172,651
Total investment securities 100% (cost: $1,197,925,000)		1,172,651
Other assets less liabilities 0%		(712)
Net assets 100%		$1,171,939

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the three months ended January 31, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 1/31/2019 (000)
Fixed income funds 65%
Short-Term Bond Fund of America, Class R-6	44,674,668	256,758	3,374,276	41,557,150	$(422)	$4,262	$2,192	$410,169
American Funds Mortgage Fund, Class R-6	38,531,015	269,734	3,397,509	35,403,240	(635)	9,199	2,259	351,908
Total 65%					$(1,057)	$13,461	$4,451	$762,077

American Funds College Target Date Series — American Funds College Enrollment Fund — Page 7 of 8

unaudited

Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2019, all of the investment securities held by each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-800-0319O-S66152	American Funds College Target Date Series — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 29, 2019